CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2010		$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390
Common shares outstanding, beginning of period (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		16,972	(3,436)
Shares issued under employee stock option plan (in shares)		306,688
Stock options			35,009
Shares issued under the incentive share purchase plan		14,238
Shares issued under the incentive share purchase plan (in shares)		223,191
Shares issued under the Company's dividend reinvestment plan		8,494
Shares issued under the Company's dividend reinvestment plan (in shares)		134,990
Net income for the period						32,475
Other comprehensive gain (loss) for the period	(45,582)						(45,582)
Restricted share unit plan		(854)
Restricted share unit plan (in shares)		(7,251)
Balance at Sep. 30, 2011		3,117,067	110,127	24,858	15,166	472,740	(17,192)
Common shares outstanding, end of period (in shares) at Sep. 30, 2011		169,377,973
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Common shares outstanding, beginning of period (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan		6,402	(1,157)
Shares issued under employee stock option plan (in shares)		140,475
Stock options			27,593
Shares issued under the incentive share purchase plan		16,024
Shares issued under the incentive share purchase plan (in shares)		396,614
Shares issued under the Company's dividend reinvestment plan		13,857
Shares issued under the Company's dividend reinvestment plan (in shares)		347,159
Shares issued for purchase of mining property		2,447			499
Shares issued for purchase of mining property (in shares)		68,941
Non-controlling interest eliminated upon acquisition								(12,191)
Net income for the period						228,146
Dividends declared ($0.60 per share)						(102,575)
Other comprehensive gain (loss) for the period	2,199						2,199
Restricted share unit plan		(6,355)
Restricted share unit plan (in shares)		(187,992)
Balance at Sep. 30, 2012	$ 3,390,052	$ 3,213,756	$ 144,130	$ 24,858	$ 15,665	$ (3,450)	$ (4,907)
Common shares outstanding, end of period (in shares) at Sep. 30, 2012		171,578,933